Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Classes Of Inventories [Abstract]
Schedule of Inventories

	2018	2017

Uranium
Concentrate	$255,373	$820,426
Broken ore	51,545	47,083
	306,918	867,509

NUKEM	85,654	13,801

Fuel services	75,223	68,456

Total	$467,795	$949,766